Financial Information of Parent Company Balance Sheets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 25,505,731	$ 12,146,854	$ 34,686,379	$ 82,552,314
Total current assets	34,093,465	30,264,575
Loan receivable	0	276,062
Total assets	133,319,864	240,718,766
Current liabilities:
Total current liabilities	15,792,567	17,556,839
Total liabilities	33,810,177	62,006,051
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 89,018,518 and 91,818,518 shares issued and 76,531,135 and 75,406,875 shares outstanding as of December 31, 2015 and 2016, respectively)	918,185	890,185
Additional paid-in capital	161,938,330	161,308,330
Accumulated deficits	(122,910,876)	(126,349,246)
Accumulated other comprehensive income	80,865,261	162,580,400
Treasury stock, at cost (12,487,383 and 16,411,643 shares as of December 31, 2015 and 2016, respectively)	(21,640,346)	(20,109,451)
Total equity	99,170,554	178,320,218
Total liabilities and equity	133,319,864	240,718,766
Parent Company [Member]
Current assets:
Cash and cash equivalents	6,324,046	2,113,203	$ 4,928,041	$ 2,708,804
Other current assets	113,826	112,808
Amounts due from subsidiaries	722,696	5,702,990
Total current assets	7,160,568	7,929,001
Loan receivable	1,909,741	2,010,838
Investments in subsidiaries	91,603,716	170,889,687
Total assets	100,674,025	180,829,526
Current liabilities:
Other current liabilities	1,503,471	1,717,051
Amount due to subsidiaries	0	792,257
Total current liabilities	1,503,471	2,509,308
Total liabilities	1,503,471	2,509,308
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 89,018,518 and 91,818,518 shares issued and 76,531,135 and 75,406,875 shares outstanding as of December 31, 2015 and 2016, respectively)	918,185	890,185
Additional paid-in capital	161,938,330	161,308,330
Accumulated deficits	(122,910,876)	(126,349,246)
Accumulated other comprehensive income	80,865,261	162,580,400
Treasury stock, at cost (12,487,383 and 16,411,643 shares as of December 31, 2015 and 2016, respectively)	(21,640,346)	(20,109,451)
Total equity	99,170,554	178,320,218
Total liabilities and equity	$ 100,674,025	$ 180,829,526